Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventories
Summary of inventories

	September 30,	December 31,
	2022	2021
	(unaudited)
Raw materials	$2,519	$924
Work in process	1,420	582
Finished goods	1,743	719
Total inventories	$5,682	$2,225

	December 31,	December 31,
	2021	2020
Raw materials	$924	$635
Work in process	582	910
Finished goods	719	—
Total inventories	$2,225	$1,545